Deferred Income Tax Assets and Liabilities (Details) - Schedule of income tax expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax expenses [Abstract]
Current	S/ (25,779)	S/ (41,709)	S/ (42,959)
Deferred	(2,225)	(20,597)	1,964
Income tax expense	S/ (28,004)	S/ (62,306)	S/ (40,995)